John Hancock Funds II
601 Congress Street
Boston, MA 02210
March 2, 2012
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that all of the forms of prospectus, each dated March 1, 2012, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 28, 2012 via EDGAR except for the Global Absolute Return Strategies Fund Class R2 prospectus, which will be separately filed pursuant to paragraph (c) of Rule 497 on March 2, 2012.
If you have any questions or comments, please call me at 617-663-2261.
/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary